Income Taxes - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Federal statutory income tax rate	34.00%	21.00%	34.00%
Reduction in deferred tax assets due to decrease in Federal tax rate			$ 7.9
Increase in valuation allowance		$ 8.7	2.4
Research and Development
Income Tax Disclosure [Line Items]
Tax credit carryforwards amount		2.7	1.7
Federal
Income Tax Disclosure [Line Items]
Tax credit carryforwards amount		1.4	1.4
Operating loss carryforwards		95.0	60.9
Operating loss carryforwards indefinitely		$ 34.1
Operating loss carryforwards expiration beginning year		2035
Uncertain tax positions reserves		$ 0.4	0.4
Uncertain tax positions		0.3
State
Income Tax Disclosure [Line Items]
Tax credit carryforwards amount		2.3	2.3
Operating loss carryforwards		$ 12.1	12.1
Operating loss carryforwards expiration beginning year		2035
Uncertain tax positions reserves		$ 0.7	$ 0.7
Uncertain tax positions		$ 0.6